Other current assets (Tables)	12 Months Ended
Jun. 30, 2020
Other current assets.
Summary of other current assets

	2019	2020
	RMB	RMB
Prepayments	15,476	3,560
Trade receivables	—	4,475
Contract costs	9,360	8,742
Advances to employees	3,687	1,952
Deductible VAT and prepaid income tax	1,091	14,988
Other receivables due from third parties	2,092	3,006
Total	31,706	36,723